SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation
Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, to support its working capital requirements.
Due to the outbreak of COVID-19, the Group’s businesses have been significantly impacted by the global outbreak of COVID-19 and began to experience operating losses and negative operating cash flows in the first quarter of 2020. If the trend were to continue the Group would be at risk of breaching certain financial covenants of the long-term credit facility of EUR
440

million and revolving credit facility of US$500 million. Further, holders of the Group’s Convertible Senior Notes due in 2022 of US$
475
million have the right to require the Group to redeem the notes on November 2, 2020. These conditions and events may raise substantial doubt about the Group’s ability to continue as a going concern within one year after the date that the financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.
To improve the operating performance and cash flows, the Group has taken various hotel operating measures, such as implementing intelligent non-contact room service, helping franchisees to obtain low-interest bank loans to meet their short-term working capital needs, negotiating with landlords for rental reductions and/or deferment, reducing management labor costs and other sale and management expenses, and reducing and postponing discretional capital expenditures.
Management believes the relevant conditions and events that may raise substantial doubt about the Group’s ability to continue as a going concern are mitigated by the following plans and actions:
•
On April 17, 2020, the Group obtained an exemption approval for the EUR
440
million and US$500 million long-term credit facility, providing that with satisfaction of amended covenants, the original financial covenants will not be applicable until the six-month period ending June 30, 2021. The Group is and expects to be able to remain fully in compliance with the amended covenants;

•
The Group has the ability to liquidate short-term investments that are readily convertible into cash, the fair value of which was approximately RMB1,539 as of March 31, 2020. The Group also has investments in funds totaling RMB507 as of December 31, 2019 that, should circumstances warrant, could be disposed of within a relatively short period of time;

•
The Group has been proactively negotiating with landlords for rental reductions and deferment. Although the amount of reductions to be received is not currently determinable, the Group expects it is reasonably possible that a material amount can be obtained as a common market practice in this environment.

•
As of March 31, 2020, the Group had unused
 credit
facilities of approximately RMB2,049
.

Based on the Group’s historical experience, funding requests will be approved in the normal course of business provided that the Group submits the required supporting documentation and the amount is within the credit limit granted and the
Group believes th
is will continue
;

•
The Group may increase borrowings or raise capital to respond to any market conditions following the COVID-19 outbreak and potential redemption of the Group’s Convertible Senior Notes of US$475 million on November 2, 2020.

Based on the above actions, management believes that adequate sources of liquidity exist to fund the Group’s working capital and capital expenditures requirements, and to meet its other liabilities and commitments as they become due for at least twelve months from the issuance of these financial statements.

Basis of consolidation
Basis of consolidation
The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and consolidated variable interest entities (the “VIEs”). All intercompany transactions and balances are eliminated on consolidation.

Variable Interest Entities
Variable Interest Entities
The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.
The Company is deemed as the primary beneficiary of and consolidates variable interest entities when the Company has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.
As of December 31, 2018 and 2019, the Group consolidated
six
and
eight
entities under VIE model, and the assets and liabilities of the consolidated VIEs are immaterial to the Group’s consolidated financial statements.
The Group evaluates its business activities and arrangements with the entities that operate the manachised and franchised hotels and the funds that it serves as general partner or fund manager to identify potential variable interest entities. Generally, these entities that operate the manachised and franchised hotels qualify for the business scope exception, therefore consolidation is not appropriate under the variable interest entity consolidation guidance. For the disclosure of significant non-consolidated
variable interest entities, see Note7 Investments.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, purchase price allocation, impairment of goodwill, fair value measurement and impairment of investments, share-based compensation, estimates involved in the accounting for its customer loyalty program, contingent liabilities and discount rate
used to measure lease liabilities.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash
Restricted cash
Restricted cash mainly represents deposits used as security against borrowings, deposits restricted due to contract disputes or lawsuit and cash restricted for special purposes. As of December 31, 2019,
RMB5,404
of restricted cash related to the subsequent acquisition of Deutsche Hospitality has been paid out in January 2020.

Investments
Investments
Investments represent equity-method investments, equity investments with readily determinable fair values, equity investments without readily determinable fair values and available-for-sale
debt securities.
The Group accounts for equity investment in entities with significant influence under equity-method accounting. Under this method, the Group’s pro rata share of income (loss) from investment is recognized in the consolidated statements of comprehensive income. Dividends received reduce the carrying amount of the investment. When the Group’s share of loss in an equity-method investee equals or exceeds its carrying value of the investment in that entity, the Group continues to report its share of equity method losses in the statements of comprehensive income to the extent and as an adjustment to the carrying amount of its other investments in the investee. Equity-method investment is reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in other expense when a decline in value is deemed to be other-than- temporary.
Investments in equity securities that have readily determinable fair values (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are measured at fair value, with unrealized gains and losses from fair value changes recognized in net income in the consolidated statements of comprehensive income.
Investments in equity securities without readily determinable fair values are measured at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. These investments are measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the amount by which the carrying value exceeds the fair value of the investment.
Debt securities that the company has no intent to hold till maturity or may sell the security in response to the changes in economic conditions are classified as available-for-sale
debt securities.
Available-for-sale
debt securities are reported at fair value, with unrealized gains and losses (other than impairment losses) recognized in accumulated other comprehensive income or loss. Realized gains and losses on debt securities are recognized in the net income in the consolidated statements of comprehensive income. The Group monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.
As a result of the impairment analysis, the Group recorded an impairment of nil
,
nil
and RMB
10
in 2017, 2018 and 2019, respectively.

Accounts receivable, net of allowance
Accounts receivable, net of allowance
Accounts receivable mainly consist of franchise fee receivables, amounts due from corporate customers, travel agents, hotel guests and credit card receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Loan receivables
Loan receivables
Loan receivables are measured at amortized cost with interest accrued based on the contract rate. The Group classified loan receivables as long-term or short-term investments according to their contractual maturity or expected holding time. The Group evaluates the credit risk associated with the loans, and estimates the cash flow expected to be collected over the life of loans on an individual basis based on the Group’s past experiences, the borrowers’ financial position, their financial performance and their ability to continue to generate sufficient cash flows. A valuation allowance will be established for the loans unable to collect.
As a result of the assessment, the Group recorded a
valuation allowance
of nil, nil and RMB4
 in 2017, 2018
and
2019
, respectively
. The Group entered into entrusted loan agreements with certain franchisees with the typical terms to be two to three years
and annual interest rates ranging from 8.0% to 8.5%, and with other un-related
third-parties with the annual interest rates ranging from 6% to 15%.

Inventories
Inventories
Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding for new hotels opened are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year
, from the time they are put into use. Daily consumables and beddings replacement are expensed when used.

Property and equipment, net
Property and equipment, net
Property and equipment, net are stated at cost less accumulated depreciation
.

The renovations, betterments and interest cost incurred during construction are capitalized. Depreciation of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	5 years
Construction in progress represents leasehold improvements and property under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.
Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net and unfavorable lease
Intangible assets, net and unfavorable lease
Intangible assets consist primarily of brand name, master brand agreement, non-compete
agreements, franchise agreements and favorable leases acquired in business combinations before the adoption of ASC Topic 842,

Leases

(“ASC 842”) and purchased software. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand name, master brand agreement, non-compete

agreements, franchise agreements, favorable lease agreements and other intangible assets acquired from business combination are recognized and measured at fair value upon acquisition.
The favorable lease agreements and unfavorable lease agreements in which the Group acts as a lessee were reclassified to operating lease right-of-use assets on January 1, 2019, upon adoption of ASC 842, Leases, which are amortized combining with right-of-use assets over remaining operating lease terms. The favorable lease agreements in which the Group acts as a lessor were accounted as intangible assets as before, which are amortized over remaining operating lease terms.
Non-compete

agreements and franchise agreements are amortized over the expected useful life and remaining franchise contract terms respectively. Purchased software is stated at cost less accumulated amortization.
Brand name is considered to have an indefinite life. Master brand agreement, acquired in Accor acquisition, granted the Group certain franchise rights with initial term of 70 years, and can be renewed without substantial obstacles. As a result, the useful life is determined to be indefinite. The Group evaluates the brand name and master brand agreement each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group measures the impairment by comparing the fair value of brand name and master brand agreement with its carrying amount. If the carrying amount of brand name and master brand agreement exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. The Group measures the fair value of the brand name under the relief-from-royalty method, the master brand agreement under the multi-period excess earnings method. The determination of the fair value requires management to make significant estimates and assumptions related to forecasts of future revenues, operating margin, royalty saving rate and discount rates to estimate the net present value of future cash flows. Management performs its annual brand n ame
and master brand agreement impairment test on November 30.

Land use rights
Land use rights
The land use rights represent the operating lease prepayments for the rights to use the land in the PRC under ASC 842, which are amortized on a straight-line basis over the remaining term of the land certificates, between
30 to 50 years. Amortization expense of land use rights for the years ended December 31, 2017, 2018 and 2019 amounted to RMB5, RMB5 and RMB8, respectively.

Impairment of long-lived assets
Impairment of long-lived assets
The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.
The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continued underperformance relative to the projected operating results, of which the carrying amount of the property and equipment exceed the future undiscounted net cash flows, and recognized an impairment loss of RMB169, RMB35 and RMB3 during the years ended December 31, 2017, 2018 and 2019, respectively.
Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Goodwill
Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired.
Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step
goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. A reporting unit is identified as a component for which discrete financial information is available and is regularly reviewed by management. All the acquired business has been migrated to the Group’s business, and the Group’s management regularly reviews operation data including industrial metrics of revenue per available room, occupancy rate, and number of hotels by scale/brand, rather than discrete financial information for the purpose of performance evaluation and resource allocation at brand level. The Company concluded that it had only one reporting unit, and therefore the goodwill impairment testing was performed on consolidation level. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized in general and administrative expenses for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment test on November 30.
The Group had not recognized any goodwill impairment for years ended December 31, 2017, 2018 and 2019.

Revenue recognition
Revenue recognition
Revenue are primarily derived from products and services in leased and owned hotels, contracts of manachised and franchised hotels with third-party franchisees as well as activities other than the operation of hotel businesses.
Leased and owned hotel revenues
Leased and owned hotel revenues are primarily derived from the rental of rooms, food and beverage sales and other ancillary goods and services, including but not limited to souvenir, laundry, parking and conference reservation. Each of these products and services represents an individual performance obligation and, in exchange for these services, the Group receives fixed amounts based on published rates or negotiated contracts. Payment is due in full at the time when the services are rendered or the goods are provided. Room rental revenue is recognized on a daily basis when rooms are occupied. Food and beverage revenue and other goods and services revenue are recognized when they have been delivered or rendered to the guests as the respective performance obligations are satisfied.
Manachised and franchised hotel revenues
The manachised and franchised agreement contains the following promised services:
•	Intellectual Property (“IP”) license grant the right to access the Group’s hotel system IP, including brand names.
•
Pre-opening services
include providing services (e.g., install IT information system and provide access to purchase platform, help to obtain operational qualification, and help to recruit and train employees) to the franchisees to assist in preparing for the hotel opening.
•	System maintenance services include providing standardization hotel property management system (PMS), central reservation system (CRS) and other internet related services.
•	Hotel management services include providing day-to-day management services of the hotels for the franchisees.
The promises to provide
pre-opening
services and system maintenance services are not distinct performance obligation because they are attendant to the license of IP. Therefore, the promises to provide pre-opening
services and system maintenance services are combined with the license of IP to form a single performance obligation. Hotel management services forms a single distinct performance obligation.
Manachised and franchised hotel revenues are derived from franchise agreements where the franchisees are primarily required to pay (i) an initial one-time
franchise fee, and (ii) continuing franchise fees, which mainly consist of (a)
 on-going
management and franchise service fees, (b) central reservation system usage fees, system maintenance and support fees and (c) reimbursements for hotel manager fees.
Initial one-time franchise fee
, is typically fixed and collected upfront and recognized as revenue over the term of the franchise contract. The Group does not consider this advance consideration to include a significant financing component, since it is used to protect the Group from the franchisees failing to adequately complete some or all of its obligations under the contract.
On-going management and franchise service fees
are
generally calculated as a certain percentage of the room revenues of the franchised hotel. Generally, management and franchise service fees are due and payable on a monthly basis as services are provided and revenue is recognized over time as services are rendered.
Central reservation system usage fees, other system maintenance and support fees are typically billed and collected monthly along with base management and franchise fees, and revenue is generally recognized as services are provided.
Reimbursements for hotel manager fees
, which cover the manachised hotel managers’ payroll, social welfare benefits and certain other out-of-pocket
expenses that the Group incurs on behalf of the manachised hotels. The reimbursements are recognized over time within revenues for the reimbursement of costs incurred on behalf of manachised hotels
.
Other Revenues
Other revenues
are derived from activities other than the operation of hotel businesses, which mainly include revenues from Hua Zhu mall and the provision of IT products and services to hotels. Revenues from Hua Zhu mall are commissions charged from suppliers for goods sold through the platform and are recognized upon delivery of goods to end customers when its suppliers’ obligation is fulfilled. Revenues from IT products are recognized when goods are delivered and revenues from IT services are recognized when services are rendered.
Loyalty Program
Under the loyalty program the Group administers, members earn loyalty points that can be redeemed for future products and services. Points earned by loyalty program members represent a material right to free or discounted goods or services in the future. The loyalty program has one performance obligation that consists of marketing and managing the program and arranging for award redemptions by members. The Group is responsible for arranging for the redemption of points, but the Group does not directly fulfill the redemption obligation except at leased and owned hotels. Therefore, the Group is the agent with respect to this performance obligation for manachised and franchised hotels, and is the principal with respect to leased and owned hotels.
For leased and owned hotels, a portion of the leased and owned revenues is deferred until a member redeems points. The amount of revenue the Group recognize upon point redemption is impacted by the estimate of the “breakage” for points that members will never redeem in the Group’s owned and leased hotels.
For manachised and franchised hotels, the portion of revenue deferred by manachised and franchised hotels are collected by the Group which will be refunded upon redemption of points at manachised and franchised hotels. The estimated breakage for points earned in manachised and franchised hotels are recognized as manachised and franchised revenue for each period. The Group estimates breakage based on the Group’s historical experience and expectations of future member behavior and will true up the estimated breakage at end of each period.
Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. The membership duration is estimated to be two to five years
which reflects the expected membership retention. Revenues recognized from membership fees were RMB160, RMB192 and RMB224 for the years ended December 31, 2017, 2018 and 2019, respectively, which amount were included in revenues from leased and owned hotel or revenues from manachised and franchised hotels depending on the type of hotels the membership was sold at.
Contract Balances
The Group’s payments from customers are based on the billing terms established in contracts. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is classified as a contract asset. Payments received in advance of performance under the contract are classified as current or non-current
contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

PRC Value-Added Taxes and surcharges
PRC
Value-Added
Taxes and surcharges
Starting from May 2016, the accommodation services of the Group are subject to 6% of Value-Added Taxes.
The Group is subject to education surtax and urban maintenance and construction tax, on the services provided in the PRC.

Advertising and promotional expenses
Advertising and promotional expenses
Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB91, RMB103 and RMB99 for the years ended December 31, 2017, 2018 and 2019, respectively.

Government grants
Government grants
Government grants represent cash received by the Group in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investments the Group made as well as income generated by the Group in such districts. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. Normally, the Group does not receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received, and therefore cash subsidies are recognized when received and when all the conditions for their receipts have been satisfied. Government grants recognized were RMB55, RMB106 and RMB148 for the years ended December 31, 2017, 2018 and 2019, respectively, which were recorded as other operating income.

Leases
Leases
Before January 1, 2019, the Group adopted the ASC Topic 840,
Leases
, each lease is classified at the inception date as either a capital lease or an operating lease. All the Group’s leases are classified as operating lease under ASC Topic 840. The Group’s reporting for periods prior to January 1, 2019 continued to be reported in accordance with
Leases
(Topic 840).
In evaluating whether an agreement constitute a lease upon adoption of the new lease accounting standard ASC 842, the Group reviews the contractual terms to determine which party obtains both the economic benefits and control of the assets at the inception of the contract. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease at the commencement date of a lease. However, the Group has no finance leases for any of the periods presented.
The Group recognizes a lease liability for future fixed lease payments and a right-of-use (“ROU”) asset representing the right to use the underlying asset for the lease term. Lease liabilities are recognized at commencement date based on the present value of fixed lease payments over the lease term using the rate implicit in the lease, if available, or the Group’s incremental borrowing rate. As its leases do not provide an implicit borrowing rate, the Group uses an incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at the commencement date. Current maturities of operating lease liabilities are classified as operating lease liabilities, current in the Group’s consolidated balance sheets. Most leases have initial terms ranging from ten to 20

years. The lease term includes lessee options to extend the lease and periods occurring after a lessee early termination option, only to the extent it is reasonably certain that the Group will exercise such extension options and not exercise such early termination options, respectively. The Group’s lease agreements may include nonlease
components, mainly common area maintenance, which are combined with the lease components as the Group elects to account for these components as a single lease component, as permitted. Besides, the Group’s lease payments are generally fixed and certain agreements contain variable lease payments based on the operating performance of the leased property. Lease expense for fixed lease payments is recognized on a straight-line basis over the lease term, and lease expense related to variable payments is expensed as incurred. Additionally, the Group elected not to recognize leases with lease terms of 12 months or less at the commencement date. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.
The ROU assets are measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred by the Group, deferred rent and lease incentives, and any off-market terms (that is, favorable or unfavorable terms) present in the lease when the Group acquired leases in a business combination in which the acquiree acts as a lessee. The Group evaluates the carrying value of ROU assets if there are indicators of impairment and reviews the recoverability of the related asset group. If the carrying value of the asset group determined to not be recoverable and is in excess of the estimated fair value, the Group records an impairment loss in the consolidated statement of operations. Noncash lease expense are used as the noncash add-back for the amortization of the ROU assets to the operating section of the consolidated statements of cash flow.
The Group reassesses of a contract is or contains a leasing arrangement and re-measures ROU assets and liabilities upon modification of the contract. The Group will derecognize ROU assets and liabilities, with difference recognized in the income statement on the contract termination.

Income taxes
Income taxes
Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.
Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-
likely-than-not
that some portion or all of the deferred tax assets will not be realized.

Foreign currency translation
Foreign currency translation
The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US$”). Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured in functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income.
Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of comprehensive income.
The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Comprehensive income
Comprehensive income
Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income, foreign-currency translation adjustments and unrealized gains (losses) associated with investments in securities accounted for as available-for-sale.

Concentration of credit risk
Concentration of credit risk
Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term and long-term investments, loan receivables, amount due from related parties and accounts receivable.
All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk and the Group’s short-term and long-term investments consist of equity investments in listing and private companies. The Group’s loan receivables are lent to entities with high credit quality. The Group conducts credit evaluations on its group and agency customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Fair value
Fair value
The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The Group’s financial instruments include cash and cash equivalent, restricted cash, loan receivables current and non-current
portion, receivables, payables, short-term debts, long-term debts. The carrying amounts of these short-term financial instruments approximates their fair value due to their short-term nature. The long-term debts and long-term loan receivables approximate their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed. The fair value of convertible senior notes with carrying amount of RMB3,290 is approximately RMB3,711 as of December 31, 2019, which is estimated based on quoted market price.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates.
As of December 31, 2018 and 2019, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

			Fair Value Measurements at Reporting Date Using
A s of December 31,	Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2018	Equity securities with readily determinable fair value	4,111	4,111
2018	Available-for-sale debt securities	320		320
2019	Equity securities with readily determinable fair value	2,908	2,908
2019	Available-for-sale debt securities	220		220
The following table presents the Group’s assets measured at fair value on a non-recurring
basis for the years ended December 31, 2017, 2018 and 2019:

			Fair Value Measurements at Reporting Date Using
Years Ended December 31,	Description	Fair Value for Years Ended December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
2017	Property and equipment	52			52	169
2018	Property and equipment	10			10	35
2019	Property and equipment	—			—	3
2019	Long-term Investment	—			—	10
As a result of reduced expectations of future cash flows from certain leased hotels, the Group determined that the hotels property and equipment with a carrying amount of RMB221, RMB45 and RMB3 was not fully recoverable and consequently recorded an impairment charge of RMB169, RMB35 and RMB3 for the years ended December 31, 2017, 2018 and 2019, respectively.
Fair value of the property and equipment impairment testing was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its long-lived assets held and used and its reporting units are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable input used in the fair value measurement, which are 4% and 20%, respectively, for the years ended December 31, 2017 and 201
8
, respectively.
As a result of the impairment assessment, the Group determined that the long-term investment amount with a carrying amount of nil, nil and RMB10 was impaired as a result of the impairment assessment for the years ended December 31, 2017, 2018 and 2019, respectively.

Share-based compensation
Share-based compensation
The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the performance conditions for a period of time following the grant date. Share-based compensation expense is recognized according to the Group’s judgement of likely future performance and will be adjusted in future periods based on the actual performance. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended December 31, 2017, 2018 and 2019, the Group recognized share-based compensation expenses of RMB66, RMB83 and RMB110, respectively, which was classified as follows:

	Years Ended December 31,
	2017	2018	2019
Hotel operating costs	20	27	35
Selling and marketing expenses	2	3	3
General and administrative expenses	44	53	72

Total	66	83	110

Earnings per share
Earnings per share
Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted
method) and ordinary shares issuable upon the exercise of stock options and vest of nonvested restricted stocks (using the treasury stock method).
The loaned shares under the ADS lending agreement are excluded from both the basic and diluted earnings per share calculation unless default of the ADS lending arrangement occurs which the Group considered the possibility is remote.

Segment reporting
Segment reporting
The Group identifies a business as an operating segment if: i) it engages in business activities from which it may earn revenues and incur expenses; ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance; and iii) it has available discrete financial information. The Group’s chief operating decision maker has been identified as the chief executive officer. CODM regularly reviews the operation data, such as industrial metrics of revenue per available room, occupancy rate, and number of hotels by scale/brand, to assess the performance and allocate the resources at brand level. All the acquired business including Accor, Crystal Orange and Blossom Hill has been migrated to the Group’s business, and the Group operates and manages its business as a single segment. Therefore, the Group has one single operating segment.
The Group primarily generates its revenues from customers in the PRC during the reporting period. Substantially all of the Group’s long-lived assets are located in the PRC.

Treasury shares
Treasury shares
Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. As of December 31, 2019, under the repurchase plan, the Company had repurchased an aggregate of 3,096,764 ordinary shares on the open market for total cash consideration of RMB107. The repurchased shares were presented as “treasury shares” in shareholders’ equity on the Group’s consolidated balance sheets.

Recently Issued Accounting Pronouncements
Recently Issued Accounting
Pronouncements
Adopted Accounting Standards
In February 2016, the FASB issued
Accounting Standards Update No. 2016-02 (“
ASU
2016-02
”),
Leases (Topic 842)
to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities with certain practical expedients available on the balance sheet and disclosing key information about leasing arrangements. Subsequent to ASU
2016-02,
the FASB issued related ASUs, including Accounting Standards Update No.
 2018-11
(“ASU
2018-11
”),
Leases (Topic 842): Targeted Improvements,
which provides for another transition method in addition to the modified retrospective approach required by ASU
2016-02.
This option allows entities to initially apply the new leases standard at the adoption date and recognize a cumulative adjustment to the opening balance of retained earnings in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedients, which allowed the Group to (1) not reassess whether existing contracts contain leases, (2) carry forward the existing lease classification, and (3) not reassess initial direct costs associated with existing leases. Upon adoption of Topic 842, the Group elected to use the remaining lease term as of January 1, 2019 in estimation of the applicable discount rate for leases that were in place at adoption.
By applying ASU
2016-02
at the adoption date, as opposed to at the beginning of the earliest period presented, the reporting for periods prior to January 1, 2019 continued to be reported in accordance with
Leases

(Topic 840).
As a result of adoption, the Group recognized ROU assets
 of RMB
18,940
 and related lease liabilities of RMB
19,438
 for operating leases. The Group reclassified from assets and liabilities RMB
498
 net to ROU assets. The adoption of ASU
2016-02
did not materially affect the consolidated statements of income or consolidated statements of cash flows and had no impact on the debt covenant compliance under the current agreements.
The impact on the Group’s consolidated balance sheet upon adoption of ASU 2016-02 was as follows:

	December 31, 2018	January 1, 2019
	As reported	Effect of adoption ASU 2016-02	As adjusted
Assets
Prepaid rent	955	(955)	—
Intangible assets, net	1,834	(181)	1,653
Operating lease right-of-use assets	—	18,940	18,940

Total assets	2,789	17,804	20,593

Accrued expenses and other current liabilities	1,607	(126)	1,481
Deferred rent	1,507	(1,507)	—
Other long-term liabilities	453	(1)	452
Operating lease liability, current	—	2,733	2,733
Operating lease liability, noncurrent	—	16,705	16,705

Total liabilities	3,567	17,804	21,371

Accounting Standards Not Yet Adopted
In January 2017, the FASB issued

Accounting Standards Update No.
2017-04,
Intangibles-Goodwill and Other
, which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. As a result, under the ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, the ASU clarifies the requirements for excluding and allocating foreign currency translation adjustments to reporting units in connection with an entity’s testing of reporting units for goodwill impairment. The ASU also clarifies that an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. For public business entities, the ASU is effective prospectively for fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group does not expect the adoption of this ASU will have a significant impact on the consolidated financial statements.
In June 2016, the FASB released Accounting Standards Update
No.2016-13
(“ASU
2016-13”),
Financial Instruments - Credit Losses (Topic 326)
:
Measurement of Credit Losses on Financial Instruments.
ASU
2016-13
replaces the existing impairment model for most financial assets from an incurred loss impairment model to a current expected credit loss model, which requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. ASU
2016-13
also requires credit losses relating to AFS debt securities to be recognized through an allowance for credit losses.
In April 2019, the FASB issued ASU 2019-04,
Codification Improvements to Topic 326
, clarifies the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis
.

In May 2019, the FASB issued ASU 2019-05,
Financial Instruments - Credit Losses
(Topic 326)
- Targeted Transition Relief
, which provide
d
entities with an option to irrevocably elect the fair value option applied on an instrument-by-instrument basis for certain financial assets upon the adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. In December 2019, FASB issued ASU No. 2019-11, Codification Improvements to Topic 326,
Financial Instruments - Credit Losses
,
which
introduced an expected credit loss model for the impairment of financial assets measured at amortized cost basis.
In March 2020, FASB issued ASU No. 2020-03,
Codification Improvements to Financial Instruments
, clarified that the contractual term of a net investment in a lease determined in accordance with Topic 842 should be the contractual term used to measure expected credit losses under Topic 326.
The standards are to be applied using a modified retrospective approach and are effective for interim periods and fiscal years beginning after December 15, 2019, with early adoption permitted. The Group does not expect the adoption of this ASU will have a significant impact on the consolidated financial statements.
In August 2018, the FASB released Accounting Standards Update No.
 2018-13
(“ASU
2018-13”),
Fair Value Measurement (Topic 820)
:
Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement
. ASU
2018-13
modifies the disclosure requirements on fair value measurements. The provisions of ASU
2018-13
are to be applied using a prospective or retrospective approach, depending on the amendment, and are effective for interim periods and fiscal years beginning after December 15, 2019, with early adoption permitted. The
Group does not expect the adoption of this ASU will have a significant impact on the consolidated financial statements.
In August 2018, the FASB released Accounting Standards Update No.
 2018-15
(“ASU
2018-15”),
Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40)
:
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. ASU
2018-15
aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software. The provisions of ASU
2018-15
are to be applied using a prospective or retrospective approach and are effective for interim periods and fiscal years beginning after December 15, 2019, with early adoption permitted. The Group does not expect the adoption of this ASU will have a significant impact on the consolidated financial statements.
In October 2018, the FASB issued ASU 2018-17,
Consolidation
(Topic 810):
Targeted Improvements to Related Party Guidance for Variable Interest Entities
. The new standard changes how entities evaluate decision-making fees under the variable interest entity guidance. The new standard is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted in any interim period after issuance. The standard should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings at the beginning of the period of adoption. The Group expects that the adoption of this ASU will not have a material impact on the Group’s consolidated financial statements.
In December 2019, the FASB has issued Accounting Standards Update No. 2019-12, Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes. The guidance issued in this update simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC740 related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition for deferred tax liabilities for outside basis differences. This ASU also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted, and is not expected to have a material impact on the Group’s consolidated financial statements.

Translation into United States Dollars
Translation into United States Dollars
The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1 = RMB6.9618, on December 31, 2019, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2019, or at any other rate.